INTANGIBLE ASSETS, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Amortization expenses	¥ 6,846	$ 986	¥ 1,361	¥ 1,634